Interest and Finance Costs (Schedule of Interest and Finance Costs) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest expense, debt	$ 17,745	$ 19,074
Finance liabilities interest expense	2,969	3,217
Amortization of debt and finance liabilities issuance costs	1,073	1,253
Loan and other expenses	103	106
Interest expense and finance costs	$ 21,890	$ 23,650